Computation of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Income attributable to holders of ordinary shares-basic and diluted	$ 114,567	$ 86,584	$ 80,979
Weighted-average ordinary shares outstanding used in computing basic earnings per share	567,316,438	568,366,612	567,076,049
Plus: Shares attributable to convertible notes, if converted		2,488,636	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	14,707,163	11,523,501	13,670,825
Shares used in calculating diluted earnings per share	582,023,601	582,378,749	603,517,876
Basic earnings per share	$ 0.20	$ 0.15	$ 0.14
Diluted earnings per share	$ 0.20	$ 0.15	$ 0.13